Related Party Transactions - Transactions Between Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	$ 111,067	$ 135,079	$ 132,177
Amounts owed to related parties, net	405,413	374,622	354,324
Financing
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	15,422	14,480	11,391
Amounts owed to related parties, net	393,193	365,895	342,857
Purchase of cement
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	74,214	103,300	107,122
Amounts owed to related parties, net	2,365	3,168	6,281
Management fee
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	16,731	14,463	11,043
Amounts owed to related parties, net	8,997	4,217	3,659
Other
Disclosure of transactions between related parties [line items]
Purchases and charges from related parties	4,700	2,836	2,621
Amounts owed to related parties, net	$ 858	$ 1,342	$ 1,527